UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 3.6%
3,443,587	Incitec Pivot Ltd. #	$9,759,221
434,471	Nufarm Ltd. #	2,831,944
1,544,707	Treasury Wine Estates Ltd. #	16,622,887
		29,214,052
Brazil: 1.0%
2,117,600	Rumo SA *	8,093,762
Canada: 9.1%
317,726	Agrium, Inc. (USD) †	34,063,404
2,061,925	Potash Corp. of Saskatchewan, Inc. (USD) †	39,671,437
		73,734,841
Chile: 0.9%
127,513	Sociedad Quimica y Minera de Chile SA (ADR)	7,097,374
China / Hong Kong: 2.2%
9,707,000	China Huishan Dairy Holdings Co. Ltd. # § ∞	0
5,377,000	China Mengniu Dairy Co. Ltd. #	15,084,874
5,782,000	Goldin Financial Holdings Ltd. * #	2,717,843
		17,802,717
Denmark: 0.9%
85,835	Bakkafrost P/F (NOK) #	3,949,287
32,941	Schouw & Co AB #	3,586,649
		7,535,936
Germany: 1.7%
494,501	K+S AG † #	13,483,656
Indonesia: 0.5%
18,641,000	Charoen Pokphand Indonesia Tbk PT #	3,795,937
Israel: 0.7%
1,321,130	Israel Chemicals Ltd. (USD) †	5,865,817
Japan: 7.6%
2,565,230	Kubota Corp. #	46,646,706
418,000	Nippon Meat Packers, Inc. #	11,484,199
670,000	Nippon Suisan Kaisha Ltd. #	3,740,434
		61,871,339
Malaysia: 2.5%
3,121,200	Felda Global Ventures Holdings Bhd #	1,251,354
7,005,255	IOI Corp. Bhd #	7,539,776
1,159,670	Kuala Lumpur Kepong Bhd	6,745,173
1,229,400	PPB Group Bhd #	4,910,981
		20,447,284
Netherlands: 0.4%
130,403	OCI NV * #	3,055,481
Norway: 5.7%
723,443	Leroy Seafood Group ASA #	4,635,959
911,805	Marine Harvest ASA #	18,043,212
117,088	Salmar ASA #	3,313,009
451,767	Yara International ASA #	20,268,313
		46,260,493
Russia: 0.5%
260,996	PhosAgro OAO (GDR) # Reg S	3,721,121
Singapore: 3.4%
1,227,900	First Resources Ltd. #	1,711,118
12,831,645	Golden Agri-Resources Ltd. #	3,549,914
9,477,051	Wilmar International Ltd. #	22,245,286
		27,506,318
South Africa: 0.2%
223,409	Tongaat Hulett Ltd. #	1,906,435
South Korea: 0.3%
92,179	Komipharm International Co. Ltd. * #	2,812,373
Switzerland: 0.7%
17,214	Bucher Industries AG #	6,128,084
Taiwan: 0.3%
1,931,000	Taiwan Fertilizer Co. Ltd. #	2,502,294
Thailand: 1.3%
13,571,236	Charoen Pokphand Foods (NVDR) † #	10,906,689
Ukraine: 0.2%
99,500	Kernel Holding SA (PLN) #	1,520,753
United Kingdom: 3.6%
2,255,597	CNH Industrial NV (USD) †	27,089,720
7,379,758	Sirius Minerals Plc * †	2,522,788
		29,612,508
United States: 52.8%
143,849	AGCO Corp.	10,611,741
46,959	Andersons, Inc.	1,608,346
1,017,377	Archer-Daniels-Midland Co.	43,248,696
51,192	Balchem Corp.	4,161,398
283,343	Bunge Ltd.	19,681,005
331,440	CF Industries Holdings, Inc. †	11,653,430
541,136	Deere & Co.	67,961,270
263,365	FMC Corp.	23,521,128
162,350	IDEXX Laboratories, Inc. *	25,243,801
535,059	Monsanto Co.	64,110,769
653,020	Mosaic Co.	14,098,702
65,140	Neogen Corp. *	5,045,744
134,963	Pilgrim’s Pride Corp. *	3,834,299
385,203	Platform Specialty Products Corp. *	4,295,013
31,731	Sanderson Farms, Inc. †	5,125,191
211,897	Toro Co.	13,150,328
274,958	Tractor Supply Co.	17,402,092
553,039	Tyson Foods, Inc.	38,961,598
868,110	Zoetis, Inc.	55,350,694
		429,065,245
Total Common Stocks (Cost: $796,571,254)		813,940,509

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3%
Repurchase Agreements: 3.3%
$6,415,146	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $6,415,723; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $6,543,449 including accrued interest)	6,415,146
1,350,018	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $1,350,135; (collateralized by U.S. government obligations, 2.13%, due 2/29/24, valued at $1,377,018 including accrued interest)	1,350,018
6,415,146	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $6,415,718; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $6,543,449 including accrued interest)	6,415,146
6,415,146	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $6,415,718; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $6,543,449 including accrued interest)	6,415,146
6,415,146	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $6,415,723; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $6,543,449 including accrued interest)	6,415,146
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $27,010,602)		27,010,602
Total Investments: 103.4% (Cost: $823,581,856)		840,951,111
Liabilities in excess of other assets: (3.4)%		(27,614,039)
NET ASSETS: 100.0%		$813,337,072

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
PLN	Polish Zloty
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,546,252.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $253,725,789 which represents 31.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.1%	$17,402,092
Consumer Staples	31.8	259,003,061
Financials	0.3	2,717,843
Health Care	10.9	88,452,612
Industrials	22.1	179,681,611
Materials	32.8	266,683,290
	100.0%	$813,940,509

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$29,214,052	$—	$29,214,052
Brazil	8,093,762	—	—	8,093,762
Canada	73,734,841	—	—	73,734,841
Chile	7,097,374	—	—	7,097,374
China / Hong Kong	—	17,802,717	0	17,802,717
Denmark	—	7,535,936	—	7,535,936
Germany	—	13,483,656	—	13,483,656
Indonesia	—	3,795,937	—	3,795,937
Israel	5,865,817	—	—	5,865,817
Japan	—	61,871,339	—	61,871,339
Malaysia	6,745,173	13,702,111	—	20,447,284
Netherlands	—	3,055,481	—	3,055,481
Norway	—	46,260,493	—	46,260,493
Russia	—	3,721,121	—	3,721,121
Singapore	—	27,506,318	—	27,506,318
South Africa	—	1,906,435	—	1,906,435
South Korea	—	2,812,373	—	2,812,373
Switzerland	—	6,128,084	—	6,128,084
Taiwan	—	2,502,294	—	2,502,294
Thailand	—	10,906,689	—	10,906,689
Ukraine	—	1,520,753	—	1,520,753
United Kingdom	29,612,508	—	—	29,612,508
United States	429,065,245	—	—	429,065,245
Repurchase Agreements	—	27,010,602	—	27,010,602
Total	$560,214,720	$280,736,391	$0	$840,951,111

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $12,709,981 and transfers of securities from Level 2 to Level1 were $6,293,569. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
China/Hong Kong
Balance as of December 31, 2016	$—
Realized gain (loss)	(211,718)
Change in unrealized appreciation (depreciation)	(3,559,725)
Purchases	229,037
Sales	(461,988)
Transfers in and/or out of Level 3*	4,004,394
Balance as of September 30, 2017	$0

* Transfers from Level 2 to Level 3 resulted primarily from limited observability of the security issuer’s current financial condition.

See Notes to Schedules of Investments

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 16.2%
1,707,066	Aurizon Holdings Ltd. #	$6,580,430
297,866	Washington H Soul Pattinson & Co. Ltd. #	3,725,915
1,632,383	Whitehaven Coal Ltd. * #	4,734,248
		15,040,593
Canada: 10.1%
318,221	Teck Cominco Ltd. (USD) †	6,711,281
139,244	Westshore Terminals Investment Corp.	2,670,982
		9,382,263
China / Hong Kong: 17.5%
6,861,095	China Coal Energy Co. Ltd. #	3,254,079
3,157,908	China Shenhua Energy Co. Ltd. #	7,467,255
6,078,067	Fushan International Energy Group Ltd. #	1,385,343
29,780,000	National United Resources Holdings Ltd. * # § ∞	0
4,158,000	Yanzhou Coal Mining Co. Ltd. #	4,111,424
		16,218,101
Indonesia: 19.8%
37,349,315	Adaro Energy Tbk PT #	5,070,002
152,061,100	Bumi Resources Tbk PT * #	2,251,173
14,768,700	Delta Dunia Makmur Tbk PT * #	993,192
1,295,552	Indo Tambangraya Megah Tbk PT #	1,949,084
1,962,700	Tambang Batubara Bukit Asam Tbk PT #	1,523,586
2,750,900	United Tractors Tbk PT #	6,541,161
		18,328,198
Philippines: 4.3%
4,327,380	Semirara Mining and Power Corp.	3,978,162
Poland: 4.2%
146,978	Jastrzebska Spolka Weglowa SA * † #	3,894,740
South Africa: 4.3%
434,828	Exxaro Resources Ltd. #	3,970,169
Thailand: 6.2%
10,940,789	Banpu PCL (NVDR) #	5,785,406
United States: 17.4%
49,376	Arch Coal Inc †	3,542,234
199,383	Cloud Peak Energy, Inc. *	729,742
301,026	Consol Energy, Inc. *	5,099,380
115,841	Peabody Energy Corp *	3,360,547
126,444	SunCoke Energy, Inc. *	1,155,698
92,795	Warrior Met Coal Inc	2,187,178
		16,074,779
Total Common Stocks (Cost: $94,746,938)		92,672,411

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 12.0%
Repurchase Agreements: 12.0%
$2,636,596	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $2,636,833; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $2,689,328 including accrued interest)	2,636,596
2,636,596	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $2,636,831; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $2,689,328 including accrued interest)	2,636,596
554,894	Repurchase agreement dated 9/29/17 with J.P. Morgan Securities LLC , 1.05%, due 10/2/17, proceeds $554,943; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 5/31/18 to 8/15/44, valued at $565,993 including accrued interest)	554,894
2,636,596	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $2,636,831; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $2,689,328 including accrued interest)	2,636,596
2,636,596	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $2,636,833; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $2,689,328 including accrued interest)	2,636,596
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $11,101,278)		11,101,278
Total Investments: 112.0% (Cost: $105,848,216)		103,773,689
Liabilities in excess of other assets: (12.0)%		(11,149,293)
NET ASSETS: 100.0%		$92,624,396

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,698,704.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $63,237,207 which represents 68.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	73.5%	$68,086,759
Industrials	10.0	9,251,412
Materials	16.5	15,334,240
	100.0%	$92,672,411

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$15,040,593	$—	$15,040,593
Canada	9,382,263	—	—	9,382,263
China / Hong Kong	—	16,218,101	0	16,218,101
Indonesia	—	18,328,198	—	18,328,198
Philippines	3,978,162	—	—	3,978,162
Poland	—	3,894,740	—	3,894,740
South Africa	—	3,970,169	—	3,970,169
Thailand	—	5,785,406	—	5,785,406
United States	16,074,779	—	—	16,074,779
Repurchase Agreements	—	11,101,278	—	11,101,278
Total	$29,435,204	$74,338,485	$0	$103,773,689

During the period ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $4,457,463. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
China/Hong Kong
Balance as of December 31, 2016	$409,069
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(409,069)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2017	$0

Transfers to Level 3 resulted primarily due to suspended trading.

See Notes to Schedules of Investments

VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Austria: 1.4%
50,687	Verbund - Oesterreichische Elektrizis AG #	$1,195,775
Brazil: 2.0%
201,169	Cosan Ltd. (USD)	1,635,504
Canada: 2.8%
55,244	Canadian Solar, Inc. (USD) * †	930,309
118,394	Innergex Renewable Energy, Inc.	1,360,350
		2,290,659
China / Hong Kong: 8.1%
3,854,000	China Longyuan Power Group Corp. Ltd. #	2,885,747
15,911,600	GCL-Poly Energy Holdings Ltd. * † #	2,188,649
26,994	JinkoSolar Holding Co. Ltd. (ADR) * †	673,500
806,580	Xinjiang Goldwind Science & Technology Co. Ltd. † #	1,011,490
		6,759,386
Denmark: 9.6%
88,978	Vestas Wind Systems A/S #	7,999,700
Germany: 1.1%
77,004	Nordex SE * † #	880,270
Japan: 4.6%
131,204	Kurita Water Industries Ltd. #	3,790,471
Spain: 6.3%
183,976	EDP Renovaveis SA #	1,566,692
278,866	Gamesa Corp. Tecnologica SA #	3,644,476
		5,211,168
Sweden: 5.1%
424,991	Nibe Industrier AB † #	4,275,166
United States: 59.1%
58,479	AVX Corp.	1,066,072
36,120	Badger Meter, Inc.	1,769,880
162,533	Covanta Holding Corp. †	2,413,615
121,191	Cree, Inc. * †	3,416,374
113,510	Eaton Corp. Plc	8,716,433
53,845	EnerSys, Inc.	3,724,459
32,047	ESCO Technologies, Inc.	1,921,218
101,044	First Solar, Inc. *	4,635,899
47,873	Franklin Electric Co, Inc.	2,147,104
48,378	Green Plains Renewable Energy, Inc.	974,817
42,252	Itron, Inc. *	3,272,417
43,963	Ormat Technologies, Inc.	2,683,941
36,920	Power Integrations, Inc.	2,702,544
74,381	Sunpower Corp. * †	542,237
23,090	Tesla Motors, Inc. * †	7,875,999
60,073	Veeco Instruments, Inc. *	1,285,562
		49,148,571
Total Common Stocks (Cost: $79,985,257)		83,186,670

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 20.7%
Repurchase Agreements: 20.7%
$4,092,371	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $4,092,739; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $4,174,218 including accrued interest)	4,092,371
4,092,371	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $4,092,736; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $4,174,218 including accrued interest)	4,092,371
861,037	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.05%, due 10/2/17, proceeds $861,112; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 9/15/19 to 2/15/29, valued at $878,258 including accrued interest)	861,037
4,092,371	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $4,092,736; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $4,174,218 including accrued interest)	4,092,371
4,092,371	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc. , 1.08%, due 10/2/17, proceeds $4,092,739; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $4,174,219 including accrued interest)	4,092,371
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $17,230,521)		17,230,521
Total Investments: 120.8% (Cost: $97,215,778)		100,417,191
Liabilities in excess of other assets: (20.8)%		(17,277,222)
NET ASSETS: 100.0%		$83,139,969

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,675,291.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,438,436 which represents 35.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	9.5%	$7,875,999
Energy	3.1	2,610,321
Industrials	48.7	40,524,402
Information Technology	27.0	22,483,443
Utilities	11.7	9,692,505
	100.0%	$83,186,670

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,195,775	$—	$1,195,775
Brazil	1,635,504	—	—	1,635,504
Canada	2,290,659	—	—	2,290,659
China / Hong Kong	673,500	6,085,886	—	6,759,386
Denmark	—	7,999,700	—	7,999,700
Germany	—	880,270	—	880,270
Japan	—	3,790,471	—	3,790,471
Spain	—	5,211,168	—	5,211,168
Sweden	—	4,275,166	—	4,275,166
United States	49,148,571	—	—	49,148,571
Repurchase Agreements	—	17,230,521	—	17,230,521
Total	$53,748,234	$46,668,957	$—	$100,417,191

There were no transfer between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 13.3%
69,260,194	Evolution Mining Ltd. † #	$119,924,346
24,149,258	Independence Group NL † #	65,913,425
29,966,493	Newcrest Mining Ltd. #	493,398,375
24,825,202	Northern Star Resources Ltd. #	96,072,208
25,313,373	OceanaGold Corp. (CAD)	76,305,454
20,620,818	Regis Resources Ltd. #	58,183,677
30,332,529	Resolute Mining Ltd. #	24,454,470
33,455,020	Saracen Mineral Holdings Ltd. * #	34,461,096
20,468,990	St. Barbara Ltd. #	42,194,046
		1,010,907,097
Canada: 54.5%
9,077,898	Agnico-Eagle Mines Ltd. (USD)	410,411,769
10,960,783	Alamos Gold, Inc. (USD) †	74,094,893
40,273,005	B2Gold Corp. (USD) *	112,764,414
45,628,096	Barrick Gold Corp. (USD)	734,156,065
11,988,601	Centerra Gold, Inc.	84,260,027
7,190,234	Detour Gold Corp. *	79,108,959
32,679,760	Eldorado Gold Corp. (USD)	71,895,472
6,768,831	First Majestic Silver Corp. (USD) * †	46,298,804
6,563,126	Fortuna Silver Mines, Inc. *	28,652,835
7,257,313	Franco-Nevada Corp. (USD) †	562,296,611
33,924,501	Goldcorp, Inc. (USD)	439,661,533
7,121,860	Guyana Goldfields, Inc. *	23,803,122
19,126,265	IAMGOLD Corp. (USD) *	116,670,216
51,323,385	Kinross Gold Corp. (USD) *	217,611,152
8,613,426	Kirkland Lake Gold Ltd.	110,745,524
7,308,783	Klondex Mines Ltd. (USD) *	26,603,970
12,852,678	McEwen Mining, Inc. (USD) †	25,062,722
23,687,642	New Gold, Inc. (USD) *	87,881,152
6,460,212	Osisko Gold Royalties Ltd. (USD)	83,401,337
6,304,117	Pan American Silver Corp. (USD)	107,485,195
7,462,018	Pretium Resources, Inc. (USD) *	69,098,287
7,594,161	Sandstorm Gold Ltd. (USD) *	34,477,491
13,371,041	Semafo, Inc. *	35,281,202
4,921,367	SSR Mining, Inc. (USD) *	52,215,704
3,284,266	Torex Gold Resources, Inc. *	51,339,224
18,096,995	Wheaton Precious Metals Corp. (USD)	345,471,635
39,027,602	Yamana Gold, Inc. (USD)	103,423,145
		4,134,172,460
China / Hong Kong: 1.6%
43,176,000	Zhaojin Mining Industry Co. Ltd. † #	36,543,744
236,162,000	Zijin Mining Group Ltd. #	81,253,128
		117,796,872
Monaco: 1.0%
3,973,235	Endeavour Mining Corp. (CAD) * †	79,296,322
Peru: 1.9%
11,313,926	Cia de Minas Buenaventura SA (ADR)	144,705,114
South Africa: 5.7%
16,860,741	AngloGold Ashanti Ltd. (ADR)	156,636,284
33,812,404	Gold Fields Ltd. (ADR) †	145,731,461
18,107,547	Harmony Gold Mining Co. Ltd. (USD)	33,136,811
21,873,745	Sibanye Gold Ltd. (ADR) †	97,556,903
		433,061,459
United Kingdom: 5.7%
47,418,191	Cenatamin Plc #	92,233,109
3,500,646	Randgold Resources Ltd. (ADR) †	341,873,088
		434,106,197
United States: 16.3%
7,468,111	Coeur Mining, Inc. *	68,631,940
16,422,647	Hecla Mining Co.	82,441,688
20,868,056	Newmont Mining Corp.	782,760,781
2,689,333	Royal Gold, Inc.	231,390,211
12,873,191	Tahoe Resources, Inc.	67,841,717
		1,233,066,337
Total Common Stocks (Cost: $8,609,931,614)		7,587,111,858
MONEY MARKET FUND: 0.0% (Cost: $1,393,279)
1,393,279	Dreyfus Government Cash Management Fund - Institutional Shares	1,393,279
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $8,611,324,893)		7,588,505,137

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5%
Repurchase Agreements: 1.5%
$26,300,584	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $26,302,951; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $26,826,596 including accrued interest)	26,300,584
5,533,672	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $5,534,152; (collateralized by U.S. government obligations, 2.13%, due 2/29/24, valued at $5,644,346 including accrued interest)	5,533,672
26,300,584	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $26,302,929; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $26,826,596 including accrued interest)	26,300,584
26,300,584	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $26,302,929; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $26,826,596 including accrued interest)	26,300,584
26,300,584	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $26,302,951; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $26,826,597 including accrued interest)	26,300,584
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $110,736,008)		110,736,008
Total Investments: 101.5% (Cost: $8,722,060,901)		7,699,241,145
Liabilities in excess of other assets: (1.5)%		(114,359,074)
NET ASSETS: 100.0%		$7,584,882,071

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $103,501,890.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,144,631,624 which represents 15.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	0.9%	$65,913,425
Gold	90.2	6,842,216,336
Silver	8.9	678,982,097
Money Market Fund	0.0	1,393,279
	100.0%	$7,588,505,137

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2017 is set forth below:

Affiliates	Value 12/31/16	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/17
Agnico-Eagle Mines Ltd.	$533,593,494	$213,817,005	$(378,413,092)	$75,222,618	$3,323,875	$(33,808,255)	$—	(a)
Alamos Gold, Inc.	107,701,354	43,574,805	(72,643,043)	2,194,751	183,850	(6,732,974)	—	(a)
AngloGold Ashanti Ltd.	253,959,846	106,730,797	(185,657,995)	(18,684,185)	2,578,393	287,822	—	(a)
Asanko Gold, Inc.	36,415,313	1,742,771	(19,306,601)	(31,487,317)	—	12,635,834	—
B2Gold Corp.	133,557,639	61,388,614	(97,952,621)	23,732,149	—	(7,961,367)	—	(a)
Barrick Gold Corp.	1,050,349,548	416,071,527	(742,696,254)	4,527,618	5,116,801	5,903,626	—	(a)
Cenatamin Plc	115,288,924	57,160,392	(102,525,669)	49,752,802	11,219,035	(27,443,340)	—	(a)
Centerra Gold, Inc.	80,535,447	11,119,397	(40,497,762)	2,726,456	—	30,376,489	—	(a)
Cia de Minas Buenaventura SA	183,326,903	82,629,776	(138,578,650)	4,992,631	1,080,006	12,334,454	—	(a)
Coeur Mining, Inc.	100,773,949	35,298,889	(67,857,214)	(3,844,671)	—	4,260,987	—	(a)
Detour Gold Corp.	140,388,737	53,306,129	(90,040,899)	5,834,790	—	(30,379,798)	—	(a)
Eldorado Gold Corp.	136,051,710	58,221,054	(88,004,410)	(18,468,732)	681,022	(15,904,150)	—	(a)
Endeavour Mining Corp.	82,358,502	36,896,789	(61,070,504)	2,888,074	—	18,223,461	—	(a)
Evolution Mining Ltd.	148,606,232	69,511,413	(124,266,031)	51,650,391	3,301,952	(25,577,658)	—	(a)
First Majestic Silver Corp.	73,933,380	31,907,851	(54,718,391)	5,108,363	—	(9,932,399)	—	(a)
Fortuna Silver Mines, Inc.	48,666,731	10,243,714	(18,626,441)	(7,645,397)	—	(3,985,772)	—	(a)
Franco-Nevada Corp.	597,508,567	263,969,013	(454,602,276)	88,801,467	5,898,529	66,619,839	—	(a)
Gold Fields Ltd.	145,804,659	69,988,507	(125,163,363)	(9,144,876)	3,454,529	64,246,535	—	(a)
Goldcorp, Inc.	654,777,998	252,914,638	(440,346,086)	(67,073,910)	2,511,461	39,388,893	—	(a)
Guyana Goldfields, Inc.	45,967,851	5,980,051	(18,142,186)	(8,003,085)	—	(1,999,508)	—	(a)
Harmony Gold Mining Co. Ltd.	57,307,795	23,649,698	(37,557,880)	(13,074,671)	1,118,428	2,811,869	—	(a)
Hecla Mining Co.	122,130,352	51,947,447	(88,287,104)	28,839,508	159,842	(32,188,516)	—	(a)
IAMGOLD Corp.	102,303,979	32,971,515	(67,409,895)	17,036,503	—	31,768,114	—	(a)
Independence Group NL	106,473,786	39,362,454	(62,242,921)	364,050	482,479	(18,043,945)	—	(a)
Kinross Gold Corp.	228,303,557	113,295,776	(205,255,528)	13,038,248	—	68,229,099	—	(a)
Kirkland Lake Gold Ltd.	62,873,576	16,126,123	(43,666,971)	9,521,841	142,779	65,890,956	—	(a)
Klondex Mines Ltd.	41,115,329	8,527,447	(12,920,405)	(5,634,462)	—	(4,483,939)	—	(a)
McEwen Mining, Inc.	51,393,615	6,127,390	(19,107,038)	(4,584,910)	—	(8,766,335)	—	(a)
New Gold, Inc.	105,902,685	45,106,309	(65,059,803)	(9,636,953)	—	11,568,914	—	(a)
Newcrest Mining Ltd.	622,167,668	259,572,028	(474,363,132)	99,059,706	5,666,535	(13,037,894)	—	(a)
Newmont Mining Corp.	1,019,838,842	379,194,085	(675,217,728)	55,892,940	4,411,741	3,052,642	—	(a)
Northern Star Resources Ltd.	90,809,629	48,382,316	(87,123,109)	36,685,869	2,189,774	7,317,503	—	(a)
OceanaGold Corp.	105,042,581	45,658,376	(78,954,919)	19,559,116	384,085	(14,999,700)	—	(a)
Osisko Gold Royalties Ltd.	61,066,716	37,889,492	(31,976,961)	(806,313)	610,719	17,228,403	—	(a)
Pan American Silver Corp.	135,277,377	64,132,719	(107,048,276)	24,757,760	611,165	(9,634,385)	—	(a)
Randgold Resources Ltd.	421,909,576	159,096,765	(341,698,004)	8,709,806	5,911,302	93,854,945	—	(a)
Regis Resources Ltd.	62,328,824	12,408,348	(36,278,708)	5,491,283	3,000,145	14,233,930	—	(a)
Resolute Mining Ltd.	39,662,865	18,068,669	(28,031,857)	(8,297,490)	475,311	3,052,282	—	(a)
Royal Gold, Inc.	245,387,048	112,448,845	(208,840,063)	24,180,746	2,764,010	58,213,635	—	(a)
Sandstorm Gold Ltd.	35,009,192	10,152,046	(13,807,726)	(4,169,374)	—	7,293,354	—	(a)
Saracen Mineral Holdings Ltd.	33,496,978	6,875,345	(18,965,693)	(1,788,083)	—	14,842,549	—	(a)
Semafo, Inc.	63,128,790	20,763,303	(30,127,195)	(14,298,019)	—	(4,185,677)	—	(a)
Sibanye Gold Ltd.	96,150,225	112,957,812	(99,397,259)	(7,448,094)	2,774,904	(4,705,781)	—	(a)
SSR Mining, Inc.	62,798,611	8,124,906	(28,435,584)	(4,399,590)	—	14,127,361	—	(a)
St. Barbara Ltd.	42,513,293	13,431,546	(32,521,695)	1,694,073	1,021,875	17,076,828	—	(a)
Tahoe Resources, Inc.	172,776,120	58,959,415	(100,794,081)	(30,180,739)	2,554,306	(32,918,998)	—	(a)
Torex Gold Resources, Inc.	72,804,842	35,519,873	(57,382,753)	1,321,514	—	(924,252)	—	(a)
Wheaton Precious Metals Corp.	446,884,776	197,027,736	(297,586,050)	(8,856,418)	4,975,680	8,001,591	—	(a)
Yamana Gold, Inc.	157,003,726	76,062,432	(116,774,691)	(58,875,062)	767,966	46,006,740	—	(a)
Zhaojin Mining Industry Co. Ltd.	43,635,481	25,113,510	(31,560,724)	1,996,164	267,610	(2,640,686)	—	(a)
Zijin Mining Group Ltd.	107,864,749	49,526,482	(82,655,704)	13,217,205	2,374,668	(6,699,605)	—	(a)
	$9,684,929,367	$3,970,953,340	$(6,902,158,945)	$342,396,091	$82,014,777	$421,893,721	$—

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$76,305,454	$934,601,643	$—	$1,010,907,097
Canada	4,134,172,460	—	—	4,134,172,460
China / Hong Kong	—	117,796,872	—	117,796,872
Monaco	79,296,322	—	—	79,296,322
Peru	144,705,114	—	—	144,705,114
South Africa	433,061,459	—	—	433,061,459
United Kingdom	341,873,088	92,233,109	—	434,106,197
United States	1,233,066,337	—	—	1,233,066,337
Money Market Fund	1,393,279	—	—	1,393,279
Repurchase Agreements	—	110,736,008	—	110,736,008
Total	$6,443,873,513	$1,255,367,632	$—	$7,699,241,145

There were no transfers between levels during the period September 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 16.4%
67,437,033	Beadell Resources Ltd. ‡ * † #	$10,023,690
79,544,153	Evolution Mining Ltd. † #	137,731,069
33,461,639	Northern Star Resources Ltd. ‡ #	129,494,758
38,834,929	OceanaGold Corp. (CAD) ‡	117,065,272
62,037,752	Perseus Mining Ltd. ‡ * † #	16,263,970
35,297,373	Ramelius Resources Ltd. ‡ * † #	10,509,359
32,467,873	Regis Resources Ltd. ‡ #	91,611,315
37,665,281	Resolute Mining Ltd. ‡ † #	30,366,228
51,313,673	Saracen Mineral Holdings Ltd. ‡ * † #	52,856,803
34,128,659	Silver Lake Resources Ltd. ‡ * † #	10,820,715
28,849,097	St. Barbara Ltd. ‡ #	59,468,499
16,034,088	Westgold Resources Ltd. ‡ * † #	24,602,375
		690,814,053
Canada: 56.7%
13,445,782	Alamos Gold, Inc. (USD) †	90,893,486
11,858,964	Argonaut Gold, Inc. ‡ * †	23,231,489
12,683,035	Asanko Gold, Inc. (USD) ‡ *	12,090,737
48,885,209	B2Gold Corp. (USD) ‡ * †	136,878,585
10,551,482	Centerra Gold, Inc.	74,159,459
9,271,389	Continental Gold, Inc. * †	22,388,034
10,093,127	Detour Gold Corp. ‡ *	111,047,397
7,153,709	Dundee Precious Metals, Inc. * †	15,443,981
37,925,902	Eldorado Gold Corp. (USD)	83,436,984
9,225,462	Endeavour Silver Corp. (USD) ‡ * †	21,956,600
11,353,230	First Majestic Silver Corp. (USD) ‡ * †	77,656,093
36,542,547	First Mining Finance Corp. ‡ * †	19,722,720
8,970,113	Fortuna Silver Mines, Inc. (USD) ‡ * †	39,289,095
9,498,117	Gold Standard Ventures Corp. (USD) * †	15,386,950
25,784,129	Golden Star Resources Ltd. (USD) ‡ *	19,804,789
11,122,237	Great Panther Silver Ltd. (USD) ‡ * †	13,791,574
9,594,704	Guyana Goldfields, Inc. ‡ *	32,068,015
27,553,123	IAMGOLD Corp. (USD) ‡ *	168,074,050
12,889,417	Kirkland Lake Gold Ltd. ‡	165,723,284
7,940,673	Klondex Mines Ltd. (USD) * †	28,904,050
3,423,189	MAG Silver Corp. (USD) * †	38,442,412
14,433,164	McEwen Mining, Inc. (USD) †	28,144,670
40,833,630	New Gold, Inc. (USD) ‡ *	151,492,767
12,641,948	Novagold Resources, Inc. (USD) * †	52,084,826
6,785,231	Osisko Gold Royalties Ltd. (USD)	87,597,332
9,036,319	Osisko Mining, Inc. *	31,719,058
9,561,483	Pan American Silver Corp. (USD) ‡	163,023,285
10,394,969	Premier Gold Mines Ltd. ‡ * †	29,672,602
9,915,569	Pretium Resources, Inc. (USD) ‡ * †	91,818,169
7,809,145	Primero Mining Corp. (USD) *	516,028
4,025,439	Richmont Mines, Inc. (USD) ‡ * †	37,637,855
12,215,107	Sandstorm Gold Ltd. (USD) ‡ * †	55,456,586
3,223,867	Seabridge Gold, Inc. (USD) ‡ * †	39,331,177
17,013,003	Semafo, Inc. ‡ *	44,890,985
12,155,086	Silvercorp Metals, Inc. ‡	32,850,270
8,193,977	SSR Mining, Inc. (USD) ‡ * †	86,938,096
1,774,754	Sulliden Mining Capital, Inc. *	358,314
6,197,732	Teranga Gold Corp. ‡ *	13,875,704
3,993,724	Torex Gold Resources, Inc. ‡ *	62,429,380
6,393,597	Wesdome Gold Mines Ltd. * †	11,144,638
56,975,629	Yamana Gold, Inc. (USD) ‡ †	150,985,417
		2,382,356,943
China / Hong Kong: 1.9%
15,573,763	China Gold International Resources Corp. Ltd. (CAD) * †	24,406,969
747,970,000	Munsun Capital Group Ltd. ‡ * †	8,618,600
19,287,400	Real Gold Mining Ltd. * # § ∞	338,549
56,648,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	47,946,736
		81,310,854
Monaco: 2.0%
4,165,295	Endeavour Mining Corp. (CAD) *	83,129,383
Peru: 1.0%
13,675,733	Hochschild Mining Plc (GBP) #	42,150,998
South Africa: 8.9%
2,789,430	DRDGOLD Ltd. (ADR) ‡ †	10,739,306
41,787,323	Gold Fields Ltd. (ADR) ‡ †	180,103,362
27,397,951	Harmony Gold Mining Co. Ltd. (USD) ‡	50,138,250
29,865,915	Sibanye Gold Ltd. (ADR) ‡ †	133,201,981
		374,182,899
Turkey: 0.8%
3,519,909	Koza Altin Isletmeleri AS * † #	30,899,344
United Kingdom: 4.0%
7,583,501	African Barrick Gold Ltd. #	19,784,064
63,905,376	Cenatamin Plc ‡ #	124,302,327
12,022,269	Highland Gold Mining Ltd. #	23,552,696
38,603,767	Patagonia Gold Plc *	660,357
		168,299,444
United States: 8.1%
21,204,905	Alacer Gold Corp. (CAD) ‡ *	36,962,134
9,784,349	Coeur Mining, Inc. ‡ *	89,918,167
3,503,369	Gold Resource Corp. ‡ †	13,137,634
21,504,077	Hecla Mining Co. ‡	107,950,467
17,586,956	Tahoe Resources, Inc. ‡	92,683,258
		340,651,660
Total Common Stocks (Cost: $4,035,711,914)		4,193,795,578
WARRANTS: 0.0% (Cost: $0)
Australia: 0.0%
1,608,631	Westgold Resources Ltd. 06/30/19 Warrants (AUD 2.00, expiring 06/30/19) ‡ †	403,908

MONEY MARKET FUND: 0.0% (Cost: $1,555,064)
1,555,064	Dreyfus Government Cash Management Fund - Institutional Shares	1,555,064
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $4,037,266,978)		4,195,754,550

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.5%
Repurchase Agreements: 5.5%
$55,245,856	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $55,250,828; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $56,350,773 including accrued interest)	55,245,856
11,624,005	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $11,625,012; (collateralized by U.S. government obligations, 2.13%, due 2/29/24, valued at $11,856,486 including accrued interest)	11,624,005
55,245,856	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $55,250,782; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $56,350,773 including accrued interest)	55,245,856
55,245,856	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $55,250,782; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $56,350,773 including accrued interest)	55,245,856
55,245,856	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $55,250,828; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $56,350,776 including accrued interest)	55,245,856
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $232,607,429)		232,607,429
Total Investments: 105.3% (Cost: $4,269,874,407)		4,428,361,979
Liabilities in excess of other assets: (5.3)%		(223,751,656)
NET ASSETS: 100.0%		$4,204,610,323

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $218,791,453.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $862,723,495 which represents 20.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $338,549 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	83.5%	$3,504,262,222
Precious Metals & Minerals	1.5	62,908,303
Silver	15.0	627,028,961
Money Market Fund	0.0	1,555,064
	100.0%	$4,195,754,550

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2017 is set forth below:

Affiliates	Value 12/31/16	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/17
Alacer Gold Corp.	$51,234,537	$47,919,462	$(55,172,676)	$(19,716,202)	$—	$12,697,013	36,962,134
Alamos Gold, Inc.	189,253,976	135,696,386	(213,272,195)	(18,935,986)	398,721	(1,848,695)	—	(a)
Argonaut Gold, Inc.	27,022,343	25,914,394	(30,534,318)	(14,285,561)	—	15,114,631	23,231,489
Asanko Gold, Inc.	69,249,220	20,445,494	(29,019,234)	(31,257,544)	—	(17,327,199)	12,090,737
B2Gold Corp.	121,435,546	223,597,370	(195,010,685)	(420,357)	—	(12,723,289)	136,878,585
Beadell Resources Ltd.	20,287,324	22,298,744	(24,251,619)	(10,757,463)	—	2,446,704	10,023,690
Cenatamin Plc	—	143,786,914	(9,006,594)	(540,923)	1,521,707	(9,937,070)	124,302,327
Centerra Gold, Inc.	114,376,806	25,944,824	(97,024,874)	(4,669,119)	—	35,531,821	—	(a)
China Gold International Resources Corp. Ltd.	42,366,409	36,401,211	(46,806,135)	(17,878,323)	—	10,323,807	—	(a)
Coeur Mining, Inc.	—	86,934,471	(4,670,897)	(149,117)	—	7,803,710	89,918,167
Continental Gold, Inc.	40,891,721	34,364,528	(35,637,744)	(902,887)	—	(16,327,584)	—	(a)
Detour Gold Corp.	—	127,393,619	(7,213,432)	259,205	—	(9,391,995)	111,047,397
DRDGOLD Ltd.	29,801,363	18,715,724	(23,033,712)	(8,914,770)	108,626	(5,829,299)	10,739,306
Dundee Precious Metals, Inc.	21,032,717	17,475,027	(24,293,663)	(7,806,637)	—	9,036,537	—	(a)
Endeavour Mining Corp.	107,053,281	81,983,982	(123,463,318)	21,396,480	—	(3,841,042)	—	(a)
Endeavour Silver Corp.	53,331,347	36,594,467	(46,579,343)	(17,494,339)	—	(3,895,532)	21,956,600
First Majestic Silver Corp.	—	96,319,509	(8,454,424)	(1,604,938)	—	(8,604,054)	77,656,093
First Mining Finance Corp.	36,843,869	33,020,233	(34,215,291)	(12,724,470)	—	(3,201,621)	19,722,720
Fortuna Silver Mines, Inc.	90,047,705	43,701,349	(66,827,616)	(24,185,565)	—	(3,446,778)	39,289,095
Gold Fields Ltd.	—	165,744,686	(23,782,895)	2,996,793	1,339,219	35,144,778	180,103,362
Gold Resource Corp.	29,686,049	10,892,483	(20,181,600)	(8,426,540)	93,930	1,167,242	13,137,634
Golden Star Resources Ltd.	32,002,055	24,722,238	(31,611,408)	(5,529,047)	—	220,951	19,804,789
Great Panther Silver Ltd.	39,198,734	20,017,909	(30,967,784)	(7,107,495)	—	(7,349,790)	13,791,574
Guyana Goldfields, Inc.	85,201,458	28,735,339	(65,587,968)	(21,458,576)	—	5,177,762	32,068,015
Harmony Gold Mining Co. Ltd.	75,871,718	69,563,727	(72,242,418)	(25,298,327)	1,759,952	2,243,550	50,138,250
Hecla Mining Co.	—	112,503,836	(3,298,495)	(161,091)	47,065	(1,093,783)	107,950,467
IAMGOLD Corp.	209,321,820	54,149,195	(167,034,593)	40,600,306	—	31,037,322	168,074,050
Kirkland Lake Gold Ltd.	115,729,975	68,058,516	(137,073,915)	7,810,965	188,370	111,197,743	165,723,284
Klondex Mines Ltd.	62,226,059	20,085,511	(33,905,751)	(12,229,408)	—	(7,272,361)	—	(a)
MAG Silver Corp.	70,702,785	54,917,437	(85,645,006)	219,219	—	(1,752,023)	—	(a)
McEwen Mining, Inc.	74,227,369	17,077,377	(43,192,517)	(8,681,303)	—	(11,286,256)	—	(a)
Munsun Capital Group Ltd.	30,577,004	14,318,061	(19,086,631)	(12,405,007)	—	(4,784,827)	8,618,600
New Gold, Inc.	—	129,721,815	(8,297,929)	780,871	—	29,288,010	151,492,767
Northern Star Resources Ltd.	—	135,533,047	(12,416,929)	646,677	1,598,589	5,731,963	129,494,758
Novagold Resources, Inc.	107,701,628	77,897,834	(109,406,189)	(14,186,961)	—	(9,921,486)	—	(a)
OceanaGold Corp.	—	125,730,861	(3,566,260)	(215,328)	—	(4,884,001)	117,065,272
Osisko Gold Royalties Ltd.	107,836,446	64,632,812	(114,523,745)	(8,696,001)	865,156	38,347,820	—	(a)
Pan American Silver Corp.	—	176,848,423	(21,674,488)	619,024	247,381	7,230,326	163,023,285
Perseus Mining Ltd.	27,358,990	18,779,387	(30,898,280)	(3,447,198)	—	4,471,071	16,263,970
Premier Gold Mines Ltd.	33,298,482	31,673,979	(43,801,769)	(6,275,929)	—	14,777,839	29,672,602
Pretium Resources, Inc.	136,668,525	94,845,771	(153,005,381)	18,707,961	—	(5,398,707)	91,818,169
Primero Mining Corp.	13,872,230	6,722,950	(7,666,624)	(22,023,290)	—	9,610,762	—	(a)
Ramelius Resources Ltd.	26,679,409	15,373,182	(26,091,935)	(2,578,050)	—	(2,873,247)	10,509,359
Regis Resources Ltd.	124,528,501	37,691,446	(108,818,403)	7,097,496	5,422,457	31,112,275	91,611,315
Resolute Mining Ltd.	44,872,755	45,962,894	(52,031,711)	970,661	590,215	(9,408,371)	30,366,228
Richmont Mines, Inc.	40,661,504	34,493,892	(45,978,490)	(11,093,251)	—	19,554,200	37,637,855
Sandstorm Gold Ltd.	64,889,421	38,854,196	(46,939,092)	(20,288,806)	—	18,940,867	55,456,586
Saracen Mineral Holdings Ltd.	61,280,500	30,177,110	(60,875,389)	2,751,797	—	19,522,785	52,856,803
Seabridge Gold, Inc.	31,938,652	49,952,283	(55,320,489)	1,616,278	—	11,144,453	39,331,177
Semafo, Inc.	97,254,542	61,416,026	(78,398,081)	(38,135,197)	—	2,753,695	44,890,985
Sibanye Gold Ltd.	—	150,525,702	(5,154,026)	726,761	—	(12,896,456)	133,201,981
Silver Lake Resources Ltd.	30,579,113	19,632,038	(30,021,898)	(2,961,945)	—	(6,406,593)	10,820,715
Silvercorp Metals, Inc.	49,838,985	46,105,430	(71,089,348)	8,841,634	200,092	(846,431)	32,850,270
SSR Mining, Inc.	128,492,323	27,849,949	(82,913,397)	(15,879,357)	—	29,388,578	86,938,096
St. Barbara Ltd.	64,471,468	66,764,266	(102,186,852)	1,982,237	1,219,621	28,437,380	59,468,499
Tahoe Resources, Inc.	—	149,295,018	(3,885,855)	(1,952,926)	640,219	(50,772,979)	92,683,258
Teranga Gold Corp.	33,537,178	22,707,428	(30,021,308)	(16,641,474)	—	4,293,880	13,875,704
Torex Gold Resources, Inc.	110,408,426	96,898,048	(139,306,681)	(4,624,743)	—	(945,670)	62,429,380
VanEck Vectors Gold Miners ETF	160,020,134	99,639,439	(263,828,429)	(30,876,351)	—	35,045,207	—
Westgold Resources Ltd.	—	76,162,841	(41,045,501)	(7,308,974)	—	(2,802,083)	25,006,283
Yamana Gold, Inc.	—	149,344,901	(8,609,637)	287,448	555,783	9,962,705	150,985,417
Zhaojin Mining Industry Co. Ltd.	—	61,185,377	(15,476,198)	641,760	41,603	1,595,797	47,946,736
	$3,335,162,402	$4,061,712,368	$(3,581,349,065)	$(381,773,203)	$16,838,706	$363,283,962	$3,250,925,835

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$117,065,272	$573,748,781	$—	$690,814,053
Canada	2,382,356,943	—	—	2,382,356,943
China / Hong Kong	33,025,569	47,946,736	338,549	81,310,854
Monaco	83,129,383	—	—	83,129,383
Peru	—	42,150,998	—	42,150,998
South Africa	374,182,899	—	—	374,182,899
Turkey	—	30,899,344	—	30,899,344
United Kingdom	660,357	167,639,087	—	168,299,444
United States	340,651,660	—	—	340,651,660
Warrants*	403,908	—	—	403,908
Money Market Fund	1,555,064	—	—	1,555,064
Repurchase Agreements	—	232,607,429	—	232,607,429
Total	$3,333,031,055	$1,094,992,375	$338,549	$4,428,361,979

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
China/Hong Kong
Balance as of December 31, 2016	$1,881,213
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,542,664)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2017	$338,549

See Notes to Schedules of Investments

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Argentina: 0.3%
15,240	Adecoagro SA (USD) *	$164,592
5,043	Cresud S.A.C.I.F. y A (ADR) *	94,153
2,269	YPF SA (ADR)	50,553
		309,298
Australia: 3.6%
47,158	Alumina Ltd. † #	81,750
25,153	Bega Cheese Ltd. #	135,274
64,087	BHP Billiton Ltd. #	1,300,085
11,206	BlueScope Steel Ltd. #	96,834
3,071	Caltex Australia Ltd. #	77,510
1,749	CIMIC Group Ltd. #	60,800
50,326	Evolution Mining Ltd. † #	87,140
33,995	Fortescue Metals Group Ltd. #	137,715
33,092	GrainCorp. Ltd. #	212,361
8,357	Iluka Resources Ltd. #	62,578
42,600	MMG Ltd. (HKD) * #	19,102
31,921	Newcrest Mining Ltd. #	525,579
13,812	Oil Search Ltd. #	76,229
20,667	Origin Energy Ltd. * #	121,752
20,741	Santos Ltd. * #	65,793
104,201	South32 Ltd. #	269,655
8,529	Woodside Petroleum Ltd. #	195,360
		3,525,517
Austria: 0.3%
1,696	OMV AG #	98,902
1,439	Verbund - Oesterreichische Elektrizis AG #	33,948
2,500	Voestalpine AG #	127,521
		260,371
Brazil: 1.2%
12,039	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	125,928
13,551	Cia Siderurgica Nacional SA (ADR) *	40,111
5,550	Fibria Celulose SA	75,184
17,851	Gerdau SA (ADR)	61,229
17,524	Petroleo Brasileiro SA (ADR) *	175,941
6,800	SLC Agricola SA	53,099
62,593	Vale SA (ADR)	630,312
		1,161,804
Canada: 11.6%
9,612	Agnico-Eagle Mines Ltd. (USD)	434,559
19,980	Agrium, Inc. (USD)	2,142,056
12,506	Alamos Gold, Inc.	84,297
4,163	ARC Resources Ltd.	57,220
40,658	B2Gold Corp. *	111,833
48,510	Barrick Gold Corp. (USD)	780,526
12,728	Canadian Natural Resources Ltd. (USD)	426,261
1,677	Canfor Corp. *	31,431
8,848	Centerra Gold, Inc.	62,187
7,268	Detour Gold Corp. *	79,965
32,975	Eldorado Gold Corp. (USD)	72,545
19,292	Enbridge, Inc. (USD)	807,177
11,457	EnCana Corp. (USD)	134,963
6,827	First Majestic Silver Corp. (USD) * †	46,697
13,767	First Quantum Minerals Ltd.	154,220
35,599	Goldcorp, Inc. (USD)	461,363
3,551	Husky Energy, Inc. *	44,350
19,334	IAMGOLD Corp. *	117,953
2,994	Imperial Oil Ltd. (USD) †	95,628
51,881	Kinross Gold Corp. (USD) *	219,975
7,838	Kirkland Lake Gold Ltd.	100,776
12,626	Lundin Mining Corp.	86,418
5,160	Osisko Gold Royalties Ltd.	66,426
6,371	Pan American Silver Corp. (USD)	108,626
121,463	Potash Corp. of Saskatchewan, Inc. (USD)	2,336,948
6,321	Pretium Resources, Inc. * †	58,376
19,655	Suncor Energy, Inc. (USD)	688,515
10,128	Teck Cominco Ltd. (USD)	213,600
2,950	Tourmaline Oil Corp. *	59,842
10,253	TransCanada Corp. (USD)	506,806
41,031	Turquoise Hill Resources Ltd. *	126,638
1,677	West Fraser Timber Co. Ltd.	96,545
18,393	Wheaton Precious Metals Corp (USD)	351,122
39,450	Yamana Gold, Inc. (USD)	104,542
		11,270,386
Chile: 0.2%
51,175	Aguas Andinas SA	32,607
6,891	Antofagasta Plc (GBP) #	87,886
24,288	Empresas CMPC SA	64,025
8,454	Inversiones Aguas Metropolitanas SA	15,012
		199,530
China / Hong Kong: 1.7%
79,400	Aluminum Corp of China Ltd. * #	71,244
20,900	Angang New Steel Co. Ltd. #	18,530
318,514	China Agri-Industries Holdings Ltd. #	148,647
24,600	China Coal Energy Co. Ltd. #	11,667
18,800	China Gas Holdings Ltd. #	56,432
71,200	China Molybdenum Co. Ltd. (Class H) #	43,037
21,500	China Oilfield Services Ltd. (Class H) #	19,806
299,427	China Petroleum & Chemical Corp. #	225,699
40,191	China Shenhua Energy Co. Ltd. #	95,036
188,979	CNOOC Ltd. #	244,671
12,000	Dongfang Electric Corp. Machinery Co. Ltd. * #	11,875
48,000	Fosun International Ltd. #	101,498
50,800	Huaneng Power International, Inc. #	31,491
23,500	Jiangxi Copper Co. Ltd. (Class H) #	37,342
39,100	Kunlun Energy Co. Ltd. #	38,269
34,300	Lee & Man Paper Manufacturing Ltd. #	44,138
34,100	Maanshan Iron and Steel Co. Ltd. (Class H) * #	16,805
40,557	Nine Dragons Paper Holdings Ltd. #	80,274
248,540	PetroChina Co. Ltd. (Class-H) #	158,202
6,700	Shandong Chenming Paper Holdings Ltd. (Class B) #	12,284
12,400	Tianjin Capital Environmental Protection Group Co. Ltd. #	7,838
21,500	Yanzhou Coal Mining Co. Ltd. #	21,259
43,700	Zhaojin Mining Industry Co. Ltd. † #	36,987
238,461	Zijin Mining Group Ltd. #	82,044
		1,615,075
Denmark: 0.7%
7,591	Vestas Wind Systems A/S #	682,480
Finland: 0.3%
1,509	Neste Oil Oyj #	65,967
6,308	Outokumpu Oyj #	65,643
13,833	Stora Enso Oyj (R Shares) #	195,720
		327,330
France: 2.2%
14,693	Suez Environnement Co. #	268,346
26,893	Total SA #	1,444,371
19,807	Veolia Environnement SA #	457,816
		2,170,533
Germany: 0.5%
673	Aurubis AG #	54,578
295	KWS Saat AG #	129,253
2,187	Nordex SE * † #	25,001
888	Salzgitter AG #	40,347
8,702	ThyssenKrupp AG #	258,514
		507,693
Hungary: 0.0%
4,440	MOL Hungarian Oil & Gas PLC #	50,676
India: 0.5%
18,625	Reliance Industries Ltd. (GDR) # Reg S 144A	444,686
1,241	Vedanta Resources Plc (GBP) #	14,540
		459,226
Indonesia: 0.1%
55,676	Astra Agro Lestari Tbk PT #	61,498
404,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	42,366
		103,864
Ireland: 0.2%
5,740	Smurfit Kappa Group Plc (GBP) #	179,592
Italy: 0.5%
29,951	ENI S.p.A. † #	496,165
Japan: 3.3%
11,200	Calbee, Inc. #	393,220
810	Daido Steel Co. #	48,101
2,900	Daio Paper Corp. #	34,241
1,240	Dowa Holdings Co. Ltd. #	45,527
4,017	Hitachi Metals Ltd. #	55,960
3,700	Hokuetsu Kishu Paper Co. Ltd. #	23,114
12,700	Inpex Holdings, Inc. #	135,242
11,564	JFE Holdings, Inc. #	226,109
37,900	JX Holdings, Inc. #	195,351
7,200	Kobe Steel Ltd. #	82,427
3,765	Kurita Water Industries Ltd. #	108,770
2,600	Mitsubishi Materials Corp. #	90,025
2,500	Nippon Paper Industries Co. Ltd. #	46,495
17,600	Nippon Steel Corp. #	404,544
45,114	Nippon Suisan Kaisha Ltd. #	251,860
38,750	Nisshin Seifun Group, Inc. #	648,440
24,576	OJI Paper Co. Ltd. #	132,653
5,970	Rengo Co. Ltd. #	35,523
4,083	Sumitomo Forestry Co. Ltd. #	63,921
5,611	Sumitomo Metal Mining Ltd. #	180,572
		3,202,095
Luxembourg: 0.5%
12,857	ArcelorMittal * #	331,747
2,779	Tenaris SA (ADR)	78,673
960	Ternium SA (ADR)	29,693
		440,113
Malaysia: 1.3%
37,151	Genting Plantation Bhd	90,623
318,294	IOI Corp. Bhd #	342,581
58,678	Kuala Lumpur Kepong Bhd	341,298
206,700	Malayan Banking Bhd #	466,843
2,200	Petronas Dagangan Bhd #	12,680
		1,254,025
Mexico: 0.8%
30,035	Gruma, SAB de CV	440,339
71,514	Grupo Mexico, SAB de CV	219,316
5,132	Industrias Penoles, SAB de CV	127,828
		787,483
Netherlands: 1.4%
44,097	Royal Dutch Shell Plc (GBP) #	1,359,247
Norway: 2.9%
59,537	Marine Harvest ASA #	1,178,145
27,269	Norsk Hydro ASA #	199,081
2,583	Norway Royal Salmon ASA #	54,396
12,692	Statoil ASA #	255,301
25,284	Yara International ASA #	1,134,355
		2,821,278
Peru: 0.2%
7,664	Cia de Minas Buenaventura SA (ADR)	98,023
9,710	Hochschild Mining Plc (GBP) #	29,928
1,698	Southern Copper Corp. (USD)	67,512
		195,463
Poland: 0.3%
1,055	Jastrzebska Spolka Weglowa SA * #	27,956
2,716	KGHM Polska Miedz SA #	87,614
3,424	Polski Koncern Naftowy Orlen SA #	114,405
19,049	Polskie Gornictwo Naftowe I Gazownictwo SA #	35,518
		265,493
Portugal: 0.1%
5,448	Galp Energia, SGPS, SA #	96,635
5,403	Portucel-Empresa Productora de Pasta e Papel SA #	26,369
		123,004
Russia: 2.2%
5,433	Evraz Plc (GBP) #	22,842
8,412	Lukoil PJSC (ADR) #	446,133
13,589	MMC Norilsk Nickel PJSC (ADR) #	234,179
1,359	Novatek OAO (GDR) # Reg S	159,677
1,915	Novolipetsk Steel (GDR) # Reg S	43,621
71,073	OAO Gazprom (ADR) #	298,236
21,349	PhosAgro OAO (GDR) # Reg S	304,381
10,715	Polymetal International (GBP) #	121,105
4,348	Ros Agro Plc (GDR) Reg S	53,480
13,725	Rosneft Oil Co. (GDR) # Reg S	76,372
3,514	Severstal OAO (GDR) # Reg S	52,595
42,061	Surgutneftegas OJSC (ADR) #	213,168
3,078	Tatneft PJSC (ADR) #	131,683
		2,157,472
Singapore: 1.5%
957,519	Golden Agri-Resources Ltd. #	264,901
521,164	Wilmar International Ltd. #	1,223,317
		1,488,218
South Africa: 1.3%
2,469	Anglo American Platinum Ltd. * #	63,232
16,987	AngloGold Ashanti Ltd. (ADR)	157,809
809	Assore Ltd.	16,602
5,500	Astral Foods Ltd. #	70,095
31,793	Gold Fields Ltd. (ADR)	137,028
30,576	Impala Platinum Holdings Ltd. * † #	70,295
1,094	Kumba Iron Ore Ltd. #	17,864
8,919	Mondi Plc (GBP) #	240,084
18,031	Northam Platinum Ltd. *	62,402
13,511	Sappi Ltd. #	92,267
6,972	Sasol Ltd. #	191,299
88,461	Sibanye Gold Ltd. #	99,658
		1,218,635
South Korea: 1.2%
1,706	Hyundai Steel Co. #	78,939
253	Korea Zinc Co. Ltd. #	109,620
1,602	POSCO #	445,171
477	Samyang Corp. #	39,173
729	SK Energy Co. Ltd. #	127,060
505	SK Holdings Co Ltd #	127,363
491	S-Oil Corp. #	54,836
1,924	Woongjin Coway Co. Ltd. #	158,152
		1,140,314
Spain: 0.4%
3,363	Acerinox SA † #	48,564
7,918	Gamesa Corp. Tecnologica SA #	103,480
14,746	Repsol YPF SA #	272,197
		424,241
Sweden: 0.5%
4,299	BillerudKorsnas AB #	72,764
5,462	Boliden AB #	184,871
1,207	Holmen AB (B Shares) #	56,442
2,044	Lundin Petroleum AB * #	44,694
10,434	SSAB AB (B Shares) * #	41,438
15,487	Svenska Cellulosa AB #	130,996
		531,205
Switzerland: 0.7%
142,357	Glencore Xstrata Plc (GBP) * #	654,225
Taiwan: 0.3%
251,472	China Steel Corp. #	202,162
20,920	Formosa Petrochemical Corp. #	72,261
		274,423
Thailand: 0.2%
16,400	PTT Exploration & Production PCL (NVDR) #	44,080
10,100	PTT PCL (NVDR) #	123,676
		167,756
Turkey: 0.1%
27,259	Eregli Demir ve Celik Fabrikalari TAS #	59,265
1,445	Tupras-Turkiye Petrol Rafinerileri AS #	49,407
		108,672
United Kingdom: 6.5%
28,067	Anglo American Plc † #	505,221
216,274	BP Plc #	1,387,157
66,381	Centrica Plc #	166,580
143,674	CNH Industrial NV (USD) †	1,725,525
24,639	DS Smith Plc #	163,086
4,640	Kazakhmys Plc * #	48,223
14,669	Pennon Group Plc #	156,818
3,903	Randgold Resources Ltd. (ADR)	381,167
23,887	Rio Tinto Plc #	1,113,288
8,460	Severn Trent Plc #	246,730
5,171	TechnipFMC Plc (USD) *	144,374
24,020	United Utilities Group Plc #	275,375
		6,313,544
United States: 50.8%
9,535	AGCO Corp.	703,397
3,424	Alcoa Corp.	159,627
1,291	American States Water Co.	63,582
6,597	Anadarko Petroleum Corp.	322,263
1,700	Andeavor	175,355
3,813	Andersons, Inc.	130,595
4,485	Apache Corp.	205,413
6,258	Aqua America, Inc. †	207,703
81,343	Archer-Daniels-Midland Co.	3,457,891
13,671	Arconic, Inc.	340,134
5,039	Baker Hughes a GE Co.	184,528
20,330	Bunge Ltd.	1,412,122
5,445	Cabot Oil & Gas Corp.	145,654
1,690	California Water Service Group	64,473
33,727	CF Industries Holdings, Inc.	1,185,841
2,604	Cheniere Energy, Inc. *	117,284
22,311	Chevron Corp.	2,621,542
1,121	Cimarex Energy Co.	127,424
5,919	Cleveland-Cliffs, Inc. *	42,321
7,551	Coeur d’Alene Mines Corp. *	69,394
2,312	Commercial Metals Co.	43,997
1,751	Concho Resources, Inc. *	230,642
14,327	ConocoPhillips	717,066
1,016	Continental Resources, Inc. * †	39,228
3,441	Cree, Inc. * †	97,002
23,809	Darling International, Inc. *	417,134
46,252	Deere & Co.	5,808,789
6,189	Devon Energy Corp.	227,198
1,155	Diamondback Energy, Inc. * †	113,144
1,520	Domtar Corp.	65,953
6,798	EOG Resources, Inc.	657,639
2,041	EQT Corp. †	133,155
49,886	Exxon Mobil Corp.	4,089,654
2,869	First Solar, Inc. *	131,630
26,870	Freeport-McMoRan Copper & Gold, Inc. *	377,255
7,527	Graphic Packaging Holding Co.	105,002
10,218	Halliburton Co.	470,335
16,604	Hecla Mining Co.	83,352
1,278	Helmerich & Payne, Inc. †	66,597
3,182	Hess Corp.	149,204
2,087	HollyFrontier Corp.	75,069
10,364	Ingredion, Inc.	1,250,313
10,028	International Paper Co.	569,791
1,200	Itron, Inc. *	92,940
22,604	Kinder Morgan, Inc.	433,545
1,537	Lindsay Corp. †	141,250
3,517	Louisiana-Pacific Corp. *	95,240
10,007	Marathon Oil Corp.	135,695
63,525	Monsanto Co.	7,611,565
50,756	Mosaic Co.	1,095,822
4,474	National Oilwell Varco, Inc.	159,856
2,345	Newfield Exploration Co. *	69,576
22,189	Newmont Mining Corp.	832,309
5,729	Noble Energy, Inc.	162,474
6,378	Nucor Corp.	357,423
9,002	Occidental Petroleum Corp.	578,018
4,473	ONEOK, Inc.	247,849
1,249	Ormat Technologies, Inc.	76,251
2,291	Packaging Corp. of America	262,732
5,059	Phillips 66	463,455
7,554	Pilgrim’s Pride Corp. *	214,609
2,002	Pioneer Natural Resources Co.	295,375
2,658	Range Resources Corp.	52,017
1,456	Reliance Steel & Aluminum Co.	110,904
1,305	Royal Gold, Inc.	112,282
16,359	Schlumberger Ltd.	1,141,204
39	Seaboard Corp.	175,695
4,791	Steel Dynamics, Inc.	165,146
12,995	Tahoe Resources, Inc.	68,484
2,537	Targa Resources Corp	120,000
11,767	The Southern Co.	578,230
18,320	Tractor Supply Co.	1,159,473
41,828	Tyson Foods, Inc.	2,946,783
3,488	United States Steel Corp. †	89,502
5,200	Valero Energy Corp.	400,036
6,170	WestRock Co.	350,024
18,288	Weyerhaeuser Co.	622,341
9,732	Williams Companies, Inc.	292,057
894	Worthington Industries, Inc.	41,124
		49,406,978
Total Common Stocks (Cost: $91,578,967)		97,653,424

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.1%
Repurchase Agreements: 2.1%
$995,163	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $995,253; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $1,015,066 including accrued interest)	995,163
1,000,000	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,000,089; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,995,163)		1,995,163
Total Investments: 102.5% (Cost: $93,574,130)		99,648,587
Liabilities in excess of other assets: (2.5)%		(2,396,404)
NET ASSETS: 100.0%		$97,252,183

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,932,020.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,221,622 which represents 32.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $444,686, or 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.4%	$1,381,546
Consumer Staples	16.8	16,344,100
Energy	29.0	28,346,890
Financials	0.5	466,843
Industrials	10.2	9,948,200
Information Technology	0.3	321,572
Materials	38.2	37,270,457
Real Estate	0.7	716,494
Utilities	2.9	2,857,322
	100.0%	$97,653,424

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$309,298	$—	$—	$309,298
Australia	—	3,525,517	—	3,525,517
Austria	—	260,371	—	260,371
Brazil	1,161,804	—	—	1,161,804
Canada	11,270,386	—	—	11,270,386
Chile	111,644	87,886	—	199,530
China / Hong Kong	—	1,615,075	—	1,615,075
Denmark	—	682,480	—	682,480
Finland	—	327,330	—	327,330
France	—	2,170,533	—	2,170,533
Germany	—	507,693	—	507,693
Hungary	—	50,676	—	50,676
India	—	459,226	—	459,226
Indonesia	—	103,864	—	103,864
Ireland	—	179,592	—	179,592
Italy	—	496,165	—	496,165
Japan	—	3,202,095	—	3,202,095
Luxembourg	108,366	331,747	—	440,113
Malaysia	431,921	822,104	—	1,254,025
Mexico	787,483	—	—	787,483
Netherlands	—	1,359,247	—	1,359,247
Norway	—	2,821,278	—	2,821,278
Peru	165,535	29,928	—	195,463
Poland	—	265,493	—	265,493
Portugal	—	123,004	—	123,004
Russia	53,480	2,103,992	—	2,157,472
Singapore	—	1,488,218	—	1,488,218
South Africa	373,841	844,794	—	1,218,635
South Korea	—	1,140,314	—	1,140,314
Spain	—	424,241	—	424,241
Sweden	—	531,205	—	531,205
Switzerland	—	654,225	—	654,225
Taiwan	—	274,423	—	274,423
Thailand	—	167,756	—	167,756
Turkey	—	108,672	—	108,672
United Kingdom	2,251,066	4,062,478	—	6,313,544
United States	49,406,978	—	—	49,406,978
Repurchase Agreements	—	1,995,163	—	1,995,163
Total	$66,431,802	$33,216,785	$—	$99,648,587

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $1,369,805, transfers of securities from Level 2 to Level 1 were $837,285. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
Spain
Balance as of December 31, 2016	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3*	0
Balance as of September 30, 2017	$—

* Transfers of securities out of Level 3 resulted from resumed trading.

See Notes to Schedules of Investments

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 4.2%
11,140	Caltex Australia Ltd. #	$281,168
Austria: 4.4%
5,041	OMV AG #	293,966
China / Hong Kong: 1.7%
1,878	Sinopec Shanghai Petrochemical Co. Ltd. (ADR)	112,342
Finland: 4.4%
6,655	Neste Oil Oyj #	290,927
India: 7.2%
20,138	Reliance Industries Ltd. (GDR) # Reg S 144A	480,810
Israel: 1.1%
434	Paz Oil Co. Ltd. #	71,543
Italy: 1.1%
27,470	Saras SpA #	73,737
Japan: 13.0%
3,900	Cosmo Energy Holdings Co. Ltd. #	89,431
8,400	Idemitsu Kosan Co. Ltd. #	237,315
78,700	JX Holdings, Inc. #	405,650
11,800	Showa Shell Sekiyu KK #	135,981
		868,377
Poland: 4.4%
8,677	Polski Koncern Naftowy Orlen SA #	289,922
Portugal: 4.6%
17,155	Galp Energia, SGPS, SA #	304,289
South Korea: 8.5%
1,970	SK Energy Co. Ltd. #	343,360
2,016	S-Oil Corp. #	225,151
		568,511
Taiwan: 4.2%
82,000	Formosa Petrochemical Corp. #	283,239

Thailand: 4.2%
613,900	IRPC PCL (NVDR) #	116,155
60,100	Thai Oil PCL (NVDR) #	166,817
		282,972
Turkey: 3.6%
7,089	Tupras-Turkiye Petrol Rafinerileri AS #	242,387
United States: 33.5%
3,547	Andeavor	365,873
7,271	HollyFrontier Corp.	261,538
7,967	Marathon Petroleum Corp.	446,789
3,296	PBF Energy, Inc. †	91,003
6,160	Phillips 66	564,318
6,597	Valero Energy Corp.	507,507
		2,237,028
Total Common Stocks (Cost: $5,492,547)		6,681,218
MONEY MARKET FUND: 0.4% (Cost: $25,476)
25,476	Dreyfus Government Cash Management Fund - Institutional Shares	25,476
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $5,518,023)		6,706,694

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3% (Cost: $89,285)
Repurchase Agreement: 1.3%
$89,285	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.05%, due 10/2/17, proceeds $89,293; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 9/15/19 to 2/15/29, valued at $91,071 including accrued interest)	89,285
Total Investments: 101.8% (Cost: $5,607,308)		6,795,979
Liabilities in excess of other assets: (1.8)%		(121,759)
NET ASSETS: 100.0%		$6,674,220

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

†	Security fully or partially on loan. Total market value of securities on loan is $86,447.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,331,848 which represents 64.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $480,810, or 7.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	97.9%	$6,568,876
Materials	1.7	112,342
Money Market Fund	0.4	25,476
	100.0%	$6,706,694

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$281,168	$—	$281,168
Austria	—	293,966	—	293,966
China / Hong Kong	112,342	—	—	112,342
Finland	—	290,927	—	290,927
India	—	480,810	—	480,810
Israel	—	71,543	—	71,543
Italy	—	73,737	—	73,737
Japan	—	868,377	—	868,377
Poland	—	289,922	—	289,922
Portugal	—	304,289	—	304,289
South Korea	—	568,511	—	568,511
Taiwan	—	283,239	—	283,239
Thailand	—	282,972	—	282,972
Turkey	—	242,387	—	242,387
United States	2,237,028	—	—	2,237,028
Money Market Fund	25,476	—	—	25,476
Repurchase Agreement	—	89,285	—	89,285
Total	$2,374,846	$4,421,133	$—	$6,795,979

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $272,335. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Luxembourg: 4.0%
1,854,893	Tenaris SA (ADR)	$52,512,021
Netherlands: 4.4%
574,026	Core Laboratories NV (USD) †	56,656,366
Switzerland: 8.2%
5,953,402	Transocean, Inc. (USD) * †	64,058,605
9,118,440	Weatherford International Plc (USD) * †	41,762,455
		105,821,060
United Kingdom: 8.4%
5,222,932	Ensco Plc CL A (USD) †	31,180,904
3,335,521	Noble Corp. Plc (USD) * †	15,343,397
2,213,367	TechnipFMC Plc (USD) *	61,797,207
		108,321,508
United States: 75.1%
2,140,403	Baker Hughes a GE Co.	78,381,558
329,922	CARBO Ceramics, Inc. * †	2,847,227
1,035,139	Diamond Offshore Drilling, Inc. * †	15,009,515
404,348	Dril-Quip, Inc. *	17,851,964
2,864,113	Fairmount Santrol Holdings, Inc. * †	13,690,460
3,851,685	Halliburton Co.	177,293,061
1,127,743	Helmerich & Payne, Inc. †	58,766,688
4,403,203	McDermott International, Inc. *	32,011,286
3,892,747	Nabors Industries Ltd.	31,414,468
1,824,653	National Oilwell Varco, Inc.	65,194,852
1,400,182	Oceaneering International, Inc.	36,782,781
546,072	Oil States International, Inc. *	13,842,925
3,002,349	Patterson-UTI Energy, Inc.	62,869,188
1,534,208	Rowan Companies Plc * †	19,714,573
1,457,374	RPC, Inc. †	36,128,301
3,534,920	Schlumberger Ltd.	246,596,019
2,245,316	Superior Energy Services, Inc. *	23,979,975
1,225,222	US Silica Holdings, Inc. †	38,067,648
		970,442,489
Total Common Stocks (Cost: $2,029,053,563)		1,293,753,444

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 24.6%
Repurchase Agreements: 24.6%
$75,544,165	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $75,550,964; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $77,055,048 including accrued interest)	75,544,165
15,894,558	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $15,895,936; (collateralized by U.S. government obligations, 2.13%, due 2/29/24, valued at $16,212,450 including accrued interest)	15,894,558
75,544,165	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $75,550,901; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $77,055,048 including accrued interest)	75,544,165
75,544,165	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $75,550,901; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $77,055,048 including accrued interest)	75,544,165
75,544,165	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $75,550,964; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $77,055,052 including accrued interest)	75,544,165
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $318,071,218)		318,071,218
Total Investments: 124.7% (Cost: $2,347,124,781)		1,611,824,662
Liabilities in excess of other assets: (24.7)%		(319,119,377)
NET ASSETS: 100.0%		$1,292,705,285

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $310,740,936.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	23.1%	$298,357,338
Oil & Gas Equipment & Services	76.9	995,396,106
	100.0%	$1,293,753,444

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,293,753,444	$—	$—	$1,293,753,444
Repurchase Agreements	—	318,071,218	—	318,071,218
Total	$1,293,753,444	$318,071,218	$—	$1,611,824,662

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 20017.

See Notes to Schedules of Investments

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.3%
Australia: 22.7%
2,777,288	Galaxy Resources Ltd. * † #	$5,681,763
938,341	Iluka Resources Ltd. #	7,026,340
1,556,425	Orocobre Ltd. * † #	5,481,891
15,524,343	Pilbara Minerals Ltd. * † #	7,764,535
		25,954,529
Canada: 10.0%
4,660,327	Lithium Americas Corp. * †	6,185,698
4,623,919	Nemaska Lithium, Inc. * †	5,213,070
		11,398,768
China / Hong Kong: 28.9%
7,231,636	China Molybdenum Co. Ltd. #	8,530,299
2,988,095	China Northern Rare Earth Group High-Tech Co. Ltd. #	7,263,676
43,183,895	China Rare Earth Holdings Ltd. * #	3,386,188
25,099,000	CITIC Dameng Holdings Ltd. * #	1,711,717
263,102,964	North Mining Shares Co. Ltd. *	5,456,960
1,399,097	Xiamen Tungsten Co. Ltd. #	6,782,717
		33,131,557
France: 4.1%
69,953	Eramet SA * † #	4,756,294
Japan: 14.2%
406,800	Daiichi Kigenso Kagaku-Kogyo Co. Ltd. † #	6,489,456
345,592	OSAKA Titanium Technologies Co. † #	5,029,962
663,347	Toho Titanium Co. Ltd. † #	4,787,559
		16,306,977
Malaysia: 5.1%
37,948,397	Lynas Corp. Ltd. (AUD) * † #	5,826,994
South Africa: 4.6%
255,608	Assore Ltd.	5,245,619
United States: 5.7%
309,378	Tronox Ltd.	6,527,876
Total Common Stocks (Cost: $89,196,166)		109,148,614
PREFERRED STOCKS: 4.3%
Brazil: 4.3% (Cost: $3,702,903)
1,037,523	Cia de Ferro Ligas da Bahia	4,962,687
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $92,899,069)		114,111,301

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 16.4%
Repurchase Agreements: 16.4%
$4,453,622	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $4,454,023; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $4,542,695 including accrued interest)	4,453,622
4,453,622	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.05%, due 10/2/17, proceeds $4,454,012; (collateralized by various U.S. government and agency obligations, 0.13% to 3.50%, due 4/15/18 to 3/20/46, valued at $4,542,695 including accrued interest)	4,453,622
4,453,622	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $4,454,019; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $4,542,694 including accrued interest)	4,453,622
937,020	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.05%, due 10/2/17, proceeds $937,102; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 9/15/19 to 2/15/29, valued at $955,760 including accrued interest)	937,020
4,453,622	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $4,454,023; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $4,542,695 including accrued interest)	4,453,622
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $18,751,508)		18,751,508
Total Investments: 116.0% (Cost: $111,650,577)		132,862,809
Liabilities in excess of other assets: (16.0)%		(18,372,150)
NET ASSETS: 100.0%		$114,490,659

AUD	Australian Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,399,390.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $80,519,391 which represents 70.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Commodity Chemicals	5.7%	$6,527,876
Diversified Metals & Mining	36.4	41,515,916
Materials	53.5	61,104,822
Steel	4.4	4,962,687
	100.0%	$114,111,301

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$25,954,529	$—	$25,954,529
Canada	11,398,768	—	—	11,398,768
China / Hong Kong	5,456,960	27,674,597	—	33,131,557
France	—	4,756,294	—	4,756,294
Japan	—	16,306,977	—	16,306,977
Malaysia	—	5,826,994	—	5,826,994
South Africa	5,245,619	—	—	5,245,619
United States	6,527,876	—	—	6,527,876
Preferred Stocks *	4,962,687	—	—	4,962,687
Repurchase Agreements	—	18,751,508	—	18,751,508
Total	$33,591,910	$99,270,899	$—	$132,862,809

* See Schedule of Investments for geographic sector breakouts.

During the period ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $2,086,786. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS**

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 0.0%
China / Hong Kong: 0.0%
1,842,000	Hanergy Thin Film Power Group Ltd. * # § ∞	$6,774
1,000	Panda Green Energy Group Ltd *	132
		6,906
Thailand: 0.0%
1,725,400	Inter Far East Energy Corp. (NVDR) * # § ∞	0
MONEY MARKET FUND: 3.6% (Cost: $539,146)
539,146	Dreyfus Government Cash Management Fund - Institutional Shares	539,146
Total Investments: 3.6% (Cost: $1,042,601)		546,052
Other assets less liabilities: 96.4%		14,626,355
NET ASSETS: 100.0%		$15,172,407

NVDR	Non-Voting Depositary Receipt

*	Non-income producing
**	The Fund is scheduled to liquidate on October 6, 2017, under the approved Plan of Liquidation. Accordingly, the majority of the Fund's investments have been liquidated to cash as of September 30, 2017.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,774 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $6,774 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Information Technology	1.3%	$6,774
Utilities	0.0	132
Money Market Fund	98.7	539,146
	100.0%	$546,052

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China / Hong Kong	$132	$—	$6,774	$6,906
Thailand	—	—	0	0
Money Market Fund	539,146	—	—	539,146
Total	$539,278	$—	$6,774	$546,052

There were no transfers between levels during the period ended September 30, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

	Common Stocks	Common Stocks
	China/Hong Kong	Thailand
Balance as of December 31, 2016	$0	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	6,774	(184,714)
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3*	—	184,714
Balance as of September 30, 2017	$6,774	$0

* Transfers of securities to Level 3 resulted primarily from suspended trading.

See Notes to schedules of Investments

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Brazil: 16.8%
2,246,466	Cia Siderurgica Nacional SA (ADR) * †	$6,649,539
1,974,167	Gerdau SA (ADR)	6,771,393
1,300,473	Vale SA (ADR)	13,095,763
		26,516,695
India: 9.2%
748,230	Vedanta Ltd. (ADR)	14,485,733
Luxembourg: 20.0%
306,368	ArcelorMittal (USD) * †	7,892,040
297,913	Tenaris SA (ADR)	8,433,917
495,390	Ternium SA (ADR)	15,322,413
		31,648,370
Russia: 2.1%
654,098	Mechel PJSC (ADR) *	3,381,687
South Korea: 4.5%
102,683	POSCO (ADR) †	7,126,200
United Kingdom: 12.0%
401,338	Rio Tinto Plc (ADR) †	18,939,140
United States: 35.6%
493,650	AK Steel Holding Corp. * †	2,759,503
171,158	Allegheny Technologies, Inc. †	4,090,676
73,465	Carpenter Technology Corp.	3,528,524
366,236	Cleveland-Cliffs, Inc. *	2,618,587
180,130	Commercial Metals Co.	3,427,874
50,416	Gibraltar Industries, Inc. *	1,570,458
131,466	Nucor Corp.	7,367,355
17,226	Olympic Steel, Inc.	378,972
96,658	Reliance Steel & Aluminum Co.	7,362,440
58,348	Ryerson Holding Corp. * †	633,076
42,093	Schnitzer Steel Industries, Inc.	1,184,918
215,008	Steel Dynamics, Inc.	7,411,326
100,926	SunCoke Energy, Inc. *	922,464
69,453	TimkenSteel Corp. * †	1,145,974
290,601	United States Steel Corp. †	7,456,822
98,683	Worthington Industries, Inc.	4,539,418
		56,398,387
Total Common Stocks (Cost: $149,076,137)		158,496,212

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 20.7%
Repurchase Agreements: 20.7%
$7,781,937	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $7,782,637; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $7,937,576 including accrued interest)	7,781,937
1,637,353	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $1,637,495; (collateralized by U.S. government obligations, 2.13% due 2/29/24, valued at $1,670,100 including accrued interest)	1,637,353
7,781,937	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $7,782,631; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $7,937,576 including accrued interest)	7,781,937
7,781,937	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $7,782,631; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $7,937,576 including accrued interest)	7,781,937
7,781,937	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $7,782,637; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $7,937,576 including accrued interest)	7,781,937
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $32,765,101)		32,765,101
Total Investments: 120.9% (Cost: $181,841,238)		191,261,313
Liabilities in excess of other assets: (20.9)%		(33,087,075)
NET ASSETS: 100.0%		$158,174,238

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $32,261,694.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.3%	$8,433,917
Industrials	1.0	1,570,458
Materials	93.7	148,491,837
	100.0%	$158,496,212

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$158,496,212	$—	$—	$158,496,212
Repurchase Agreements	—	32,765,101	—	32,765,101
Total	$158,496,212	$32,765,101	$—	$191,261,313

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 16.9%
69,935	ARC Resources Ltd.	$961,246
212,624	Cenovus Energy, Inc. (USD)	2,130,492
114,003	Crescent Point Energy Corp. (USD) †	917,724
144,343	EnCana Corp. (USD)	1,700,361
51,695	Enerplus Corp. (USD)	510,230
70,049	Husky Energy, Inc. *	874,877
26,678	Peyto Exploration & Development Corp. †	435,159
30,286	PrairieSky Royalty Ltd. †	773,224
50,182	Seven Generations Energy Ltd. *	792,062
50,930	Tourmaline Oil Corp. *	1,033,138
66,496	Whitecap Resources, Inc.	515,741
		10,644,254
United States: 83.0%
93,191	Anadarko Petroleum Corp.	4,552,380
41,121	Antero Resources Corp. * †	818,308
57,359	Apache Corp.	2,627,042
68,600	Cabot Oil & Gas Corp.	1,835,050
13,544	Carrizo Oil & Gas, Inc. * †	232,009
169,435	Chesapeake Energy Corp. * †	728,571
15,203	Cimarex Energy Co.	1,728,125
20,721	Concho Resources, Inc. *	2,729,370
25,336	Consol Energy, Inc. *	429,192
20,238	Continental Resources, Inc. *	781,389
92,135	Devon Energy Corp.	3,382,276
13,232	Diamondback Energy, Inc. * †	1,296,207
11,796	Energen Corp. *	645,005
52,161	EOG Resources, Inc.	5,046,055
23,372	EQT Corp. †	1,524,789
26,300	Gulfport Energy Corp. *	377,142
44,288	Hess Corp.	2,076,664
23,980	Laredo Petroleum, Inc. *	310,061
126,053	Marathon Oil Corp.	1,709,279
15,575	Matador Resources Co. * †	422,861
16,289	Murphy Oil Corp.	432,636
13,067	National Fuel Gas Co. †	739,723
27,773	Newfield Exploration Co. *	824,025
72,168	Noble Energy, Inc.	2,046,684
37,883	Oasis Petroleum, Inc. *	345,493
74,364	Occidental Petroleum Corp.	4,774,912
45,638	Parsley Energy, Inc. *	1,202,105
9,770	PDC Energy, Inc. *	479,023
24,083	Pioneer Natural Resources Co.	3,553,206
36,762	QEP Resources, Inc. *	315,050
40,151	Range Resources Corp. †	785,755
30,751	Rice Energy, Inc. *	889,934
24,595	RSP Permian, Inc. *	850,741
14,048	SM Energy Co. †	249,212
67,513	Southwestern Energy Co. *	412,504
70,119	Whiting Petroleum Corp. * †	382,850
64,377	WPX Energy, Inc. *	740,336
		52,275,964
Total Common Stocks (Cost: $77,067,760)		62,920,218
MONEY MARKET FUND: 0.2% (Cost: $114,518)
114,518	Dreyfus Government Cash Management Fund - Institutional Shares	114,518
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $77,182,278)		63,034,736

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.7%
Repurchase Agreements: 10.7%
$1,603,447	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $1,603,591; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $1,635,516 including accrued interest)	1,603,447
1,603,447	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,603,590; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,635,516 including accrued interest)	1,603,447
337,387	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.05%, due 10/2/17, proceeds $337,417; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 9/15/19 to 2/15/29, valued at $344,135 including accrued interest)	337,387
1,603,447	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $1,603,590; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $1,635,516 including accrued interest)	1,603,447
1,603,447	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $1,603,591; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $1,635,516 including accrued interest)	1,603,447
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $6,751,175)		6,751,175
Total Investments: 110.8% (Cost: $83,933,453)		69,785,911
Liabilities in excess of other assets: (10.8)%		(6,782,517)
NET ASSETS: 100.0%		$63,003,394

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,502,029.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Coal & Consumable Fuels	0.7%	$429,192
Gas Utilities	1.2	739,723
Integrated Oil & Gas	12.3	7,780,281
Oil & Gas Exploration & Production	85.6	53,971,022
Money Market Fund	0.2	114,518
	100.0%	$63,034,736

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$62,920,218	$—	$—	$62,920,218
Money Market Fund	114,518	—	—	114,518
Repurchase Agreements	—	6,751,175	—	6,751,175
Total	$63,034,736	$6,751,175	$—	$69,785,911

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 2.1%
67,653	Cameco Corp. (USD) †	$654,205
China / Hong Kong: 1.5%
1,746,000	CGN Power Co. Ltd. # Reg S 144A	484,678
Czech Republic: 1.9%
29,349	CEZ AS #	589,450
Finland: 5.0%
78,956	Fortum OYJ #	1,578,097
France: 2.4%
63,005	Electricite de France SA #	765,411
Japan: 20.9%
33,700	Hokuriku Electric Power Co. † #	282,765
115,600	Kansai Electric Power Co., Inc. #	1,479,095
80,200	Kyushu Electric Power Co., Inc. † #	851,700
38,010	Mitsubishi Heavy Industries Ltd. #	1,502,361
35,300	Shikoku Electric Power Co., Inc. #	414,926
79,600	Tohoku Electric Power Co., Inc. #	1,012,503
274,700	Tokyo Electric Power Co., Inc. * #	1,109,334
		6,652,684
South Korea: 4.2%
79,642	Korea Electric Power Corp. (ADR) †	1,334,800
Spain: 4.1%
57,757	Endesa SA #	1,303,619
United States: 57.8%
30,084	Ameren Corp.	1,740,059
13,546	BWX Technologies, Inc.	758,847
33,368	Dominion Resources, Inc.	2,567,000
29,915	Duke Energy Corp.	2,510,467
18,593	Entergy Corp.	1,419,761
60,640	Exelon Corp.	2,284,309
45,319	FirstEnergy Corp.	1,397,185
30,344	PG&E Corp.	2,066,123
15,223	Pinnacle West Capital Corp.	1,287,257
9,270	PNM Resources Inc	373,581
42,522	Public Service Enterprise Group, Inc.	1,966,642
		18,371,231
Total Common Stocks (Cost: $30,562,911)		31,734,175
MONEY MARKET FUND: 0.1% (Cost: $29,717)
29,717	Dreyfus Government Cash Management Fund - Institutional Shares	29,717
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $30,592,628)		31,763,892

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.9%
Repurchase Agreements: 10.9%
$1,000,000	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $1,000,090; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,000,089; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
471,142	Repurchase agreement dated 9/29/17 with HSBC Securities USA, Inc., 1.05%, due 10/2/17, proceeds $471,183; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/1/22 to 8/1/47, valued at $480,567 including accrued interest)	471,142
1,000,000	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $1,000,090; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 11/15/17 to 8/20/67, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,471,142)		3,471,142
Total Investments: 110.9% (Cost: $34,063,770)		35,235,034
Liabilities in excess of other assets: (10.9)%		(3,458,462)
NET ASSETS: 100.0%		$31,776,572

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,744,198.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,373,939 which represents 35.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $484,678, or 1.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	2.1%	$654,205
Industrials	7.1	2,261,208
Utilities	90.7	28,818,762
Money Market Fund	0.1	29,717
	100.0%	$31,763,892

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$654,205	$—	$—	$654,205
China / Hong Kong	—	484,678	—	484,678
Czech Republic	—	589,450	—	589,450
Finland	—	1,578,097	—	1,578,097
France	—	765,411	—	765,411
Japan	—	6,652,684	—	6,652,684
South Korea	1,334,800	—	—	1,334,800
Spain	—	1,303,619	—	1,303,619
United States	18,371,231	—	—	18,371,231
Money Market Fund	29,717	—	—	29,717
Repurchase Agreements	—	3,471,142	—	3,471,142
Total	$20,389,953	$14,845,081	$—	$35,235,034

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the EU by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the European Union and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: November 29, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 29, 2017